Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 310,415	¥ 337,594
Unearned finance income	40,866	49,968
Present value of the minimum lease payments receivable	269,549	287,626
Unguaranteed residual values	48,362	66,362
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	40,225	65,963
Unearned finance income	10,544	13,053
Present value of the minimum lease payments receivable	29,681	52,910
Unguaranteed residual values	2,814	14,894
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	104,817
Unearned finance income	9,528
Present value of the minimum lease payments receivable	95,289
Unguaranteed residual values	15,211
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	33,160
Unearned finance income	6,565
Present value of the minimum lease payments receivable	26,595
Unguaranteed residual values	2,670
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	27,542
Unearned finance income	4,660
Present value of the minimum lease payments receivable	22,882
Unguaranteed residual values	1,102
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	58,947
Unearned finance income	3,446
Present value of the minimum lease payments receivable	55,501
Unguaranteed residual values	11,663
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		214,042
Unearned finance income		26,713
Present value of the minimum lease payments receivable		187,329
Unguaranteed residual values		27,186
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	45,724	57,589
Unearned finance income	6,123	10,202
Present value of the minimum lease payments receivable	39,601	47,387
Unguaranteed residual values	¥ 14,902	¥ 24,282